Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of Acquired Intangible Assets Useful Life
The useful life of the Company’s finite-lived acquired intangible assets is as follows:
Table 2. Acquired Intangible Assets Useful Life

Acquired intangible assets	Useful life
Developed technology	2 ~ 6 years
Customer relationships	2.5 ~ 4 years
Regulatory licenses	5 years
Patents and trade name	1 ~ 17 years